Inventories (Tables)	12 Months Ended
Dec. 31, 2018
Inventories
Schedule of inventory

	2018	2017	2016
	$m	$m	$m
Raw materials and consumables	794	1,024	811
Inventories in process	1,450	1,208	1,060
Finished goods and goods for resale	646	803	463
Inventories	2,890	3,035	2,334